Related Party Transactions (Tables) (SPG Businesses)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Consolidated properties
Related Party Transactions
Schedule of amounts charged to related party

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Property management and common costs, services and other	$4,794	$3,824	$10,222	$9,102
Insurance premiums	2,220	2,273	4,439	4,547
Advertising and promotional programs	210	196	443	414
Capitalized leasing and development fees	5,657	719	6,112	1,011

	For the Year Ended December 31,
	2013	2012	2011
Common costs, services and other	$17,251	$16,905	$15,256
Insurance premiums	9,094	9,351	8,721
Advertising and promotional programs	887	1,303	1,373

Unconsolidated properties
Related Party Transactions
Schedule of amounts charged to related party

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Property management costs, services and other	$801	$969	$1,826	$2,120
Insurance premiums	54	59	109	117
Advertising and promotional programs	13	15	26	30
Capitalized leasing and development fees	46	26	97	53

	For the Year Ended December 31,
	2013	2012	2011
Property management costs, services and other	$4,171	$4,762	$4,812
Insurance premiums	233	247	150
Advertising and promotional programs	65	80	79